SUPPLEMENT DATED DECEMBER 19, 2012

TO THE PROSPECTUS FOR PACIFIC SELECT FUND

CLASS I AND P SHARES DATED MAY 1, 2012

This supplement revises the Pacific Select Fund Class I and P Shares prospectus dated May 1, 2012 as supplemented August 24, 2012 and September 28, 2012 (Prospectus), and must be preceded or accompanied by the Prospectus. The changes within this supplement are effective as of the date of the supplement unless otherwise noted. Remember to review the Prospectus for other important information.

Disclosure Changes to the Portfolio summaries section

Comstock Portfolio – The following is added to the Principal investment strategies subsection as the second and third paragraphs:

The portfolio may invest up to 25% of its assets in securities of foreign issuers, including American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) and those in emerging market countries.

The manager may use foreign currency forwards, which are sold to hedge against currency fluctuations.

In addition, the following is added to the Principal risks subsection:

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Currency Risk: Securities denominated in foreign currencies may be affected by changes in rates of exchange between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may be affected by, among other factors, the general economic conditions of a country, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency. Currency risk may also entail some degree of liquidity risk, particularly in emerging market currencies.

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Derivatives Risk: Derivatives can be complex instruments, which may experience sudden and unpredictable changes in price or liquidity and may be difficult to value, sell or unwind. The value of derivatives is based on the value of other securities or indexes. They can also create investment exposure that is greater than their cost may suggest (known as leverage risk). Derivative transactions may also involve a counterparty. Such transactions are subject to the credit risk and/or the ability of the counterparty to perform in accordance with the terms of the transaction.

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Emerging Markets Risk: Investments in or exposure to investments in emerging markets, such as those in Latin America, Asia, the Middle East, Eastern Europe and Africa, may be riskier than investments in or exposure to investments in U.S. and certain developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, political and economic instability, less governmental regulation of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

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Foreign Markets Risk: Exposure to foreign markets through issuers can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

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Forward Commitments Risk: Securities or currencies whose terms are defined on a date in the future or transactions that are scheduled to settle on a date in the future (beyond usual and customary settlement), called forward commitments, as well as when-issued securities, are subject to risk of default or bankruptcy of the counterparty. In forward commitment or when-issued transactions, if the counterparty fails to consummate the transaction, the portfolio may miss the opportunity of obtaining a price or yield considered to be advantageous.

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Leverage Risk: Leverage is investment exposure which exceeds the initial amount invested. The loss on a leveraged investment may far exceed the portfolio’s principal amount invested. Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•	Regulatory Impact Risk: Certain financial instruments are subject to extensive government regulation, which may change frequently and impact a portfolio significantly.

Large-Cap Growth Portfolio – Effective January 1, 2013, as approved by the Pacific Select Fund board of trustees (Board), including a majority of independent trustees, at its meeting held on December 12, 2012, BlackRock Investment Management, LLC (BlackRock) will become the interim manager of the Large-Cap Growth Portfolio. Under the terms of the interim management agreement approved by the Board, BlackRock may serve as the interim manager of the portfolio for up to 150 days. Pacific Life Fund Advisors LLC (PLFA), the investment adviser to the portfolio, intends to recommend to the Board a non-interim manager for the portfolio, along with related investment strategy or policy changes for the portfolio, to be implemented by May 1, 2013 (or in any event no later than May 30, 2013). PLFA will waive approximately 0.275% from its advisory fee for the portfolio through the interim period that BlackRock manages the portfolio. All references to the name of the current portfolio manager will be replaced with BlackRock Investment Management, LLC effective January 1, 2013.

BlackRock will manage the portfolio using a large-cap growth index strategy. This index strategy is different from the active large-cap growth strategy used by the portfolio’s current manager, primarily in that the selection of investments under the index strategy is based on what investments are included in the portfolio’s benchmark index, as opposed to the current strategy of selecting investments based on factors used by the portfolio manager. However, despite such difference, the portfolio’s strategy will continue to focus on large-capitalization growth stocks and will retain the same primary benchmark index, the Russell 1000 Growth Index, through the interim management period. BlackRock has used this index strategy for several years managing another portfolio of the Trust, the PD Large-Cap Growth Index Portfolio, an underlying portfolio option to the Pacific Dynamix Portfolios of the Trust.

In order to facilitate this change, certain of the portfolio’s holdings will be sold and new investments purchased in accordance with recommendations by BlackRock. PLFA may begin this transitioning prior to January 1, 2013. PLFA and/or the portfolio will retain a transitioning agent in order to reduce the transaction costs associated with the purchase and sale of portfolio holdings in connection with this manager transition. As described herein and below, certain investment policies and strategies of the portfolio will change at that time.

Effective January 1, 2013, the following replaces the disclosure in the Principal investment strategies subsection:

This portfolio invests at least 80% of its assets in equity securities of large-capitalization companies. The portfolio primarily invests in large-capitalization companies included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 1000 Growth Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Growth Index was approximately $117.34 million to $401.25 billion. Generally, these securities are those that are included in the Russell 1000 Growth Index or have economic characteristics similar to securities included in that index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. The manager will not actively manage the portfolio or carry out a financial analysis of its holdings.

The manager will not deviate from the above noted strategies at any time for any reason.

Further, effective January 1, 2013, the Active Management Risk and Small Number of Holdings Risk are deleted from the Principal risks subsection and the following is added:

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Tracking Error Risk: Performance of the portfolio may vary substantially from the performance of the portfolio’s benchmark index due to imperfect correlation between the portfolio’s investments and the index.

Also effective January 1, 2013, the Management Firm subsection and the table within that subsection are replaced with the following:

Management Firm – BlackRock Investment Management, LLC. The primary persons responsible for day-to-day management of the portfolio are:

Portfolio Manager and Primary Title with Management Firm	Experience with Portfolio
Christopher Bliss, CFA, CPA, Managing Director and Portfolio Manager	Since 2013
Edward Corallo, Managing Director and Portfolio Manager	Since 2013
Greg Savage, CFA, Managing Director	Since 2013

Disclosure Changes to the Additional information about investments, strategies and risks section

Comstock Portfolio – The first and third full sentences under Principal Risks are moved to the Investments and strategies subsection as the second and third paragraphs.

The following is added to Principal Risks:

•	Regulatory Impact Risk

In addition, the following risks in Other (Non-Principal) Risks are moved into Principal Risks:

•	Currency Risk
•	Derivatives Risk
•	Emerging Markets Risk
•	Foreign Markets Risk
•	Forward Commitments Risk
•	Leverage Risk

Large-Cap Growth Portfolio – Effective January 1, 2013, the following replaces the disclosure in the Investments and strategies subsection:

This portfolio invests at least 80% of its assets in equity securities of large-capitalization companies. The portfolio primarily invests in large-capitalization companies included in the portfolio’s applicable benchmark index, including instruments representative of that index (such as derivatives). The portfolio’s current benchmark index is the Russell 1000 Growth Index. As of December 31, 2011, the market capitalization range of the Russell 1000 Growth Index was approximately $117.34 million to $401.25 billion. Generally, these securities are those that are included in the Russell 1000 Growth Index or have economic characteristics similar to securities included in that index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The manager principally invests in common stock.

The portfolio will generally hold substantially all of the stocks in the index and tries to match its sector weightings and characteristics. Since the portfolio generally invests in securities that are included in the index, as well as securities that have economic characteristics similar to securities included in the index, it is expected to have similar risk characteristics and performance. The manager periodically reviews and rebalances the portfolio’s investments to more closely track the performance of the index. It will not, however, actively manage the portfolio or carry out a financial analysis of its holdings.

Returns will likely be lower than the index because of transaction costs and other expenses the portfolio has to pay. The portfolio’s ability to match the returns of the index will also depend on the size of the portfolio, its cash flow, and how easy it is to sell the investments it holds.

The portfolio is expected to have lower transaction costs than actively managed portfolios because it generally makes fewer transactions.

The portfolio may hold some cash for liquidity, but the manager will not deviate from the above noted strategies at any time for any reason.

In addition, effective January 1, 2013, the Active Management Risk and Small Number of Holdings Risk are deleted from Principal Risks and the following is added:

•	Tracking Error Risk

Further, effective January 1, 2013, all disclosure following the list of risks in Principal Risks is deleted.

Disclosure Changes to the Additional information about fees and expenses section

Effective January 1, 2013, the disclosure in the Large-Cap Growth Portfolio section is replaced with: PLFA has agreed to waive 0.025% of its management fee through April 30, 2013. PLFA has also agreed to waive approximately 0.25% of its management fee as long as BlackRock Investment Management LLC (BlackRock) remains the interim manager of the portfolio.

Disclosure Changes to the About the managers section

Effective January 1, 2013, footnote 5 in the annual management fee table is replaced with: PLFA has agreed to waive 0.025% of its management fee through April 30, 2013. PLFA has also agreed to waive approximately 0.25% of its management fee as long as BlackRock Investment Management LLC (BlackRock) remains the interim manager of the portfolio.

Further effective January 1, 2013, in the first row of the BlackRock Investment Management, LLC table, “Large-Cap Growth Portfolio” is added after the Equity Index Portfolio. In addition, the table for UBS Global Asset Management (Americas) Inc. is deleted.

Form No. 15-41340-00

COMSUP1112

SUPPLEMENT DATED DECEMBER 19, 2012

TO THE PACIFIC SELECT FUND

STATEMENT OF ADDITIONAL INFORMATION

Dated September 28, 2012 for the Alternative Strategies Portfolios and

Dated May 1, 2012 for the other Portfolios

This supplement revises the Pacific Select Fund (Fund) Statement of Additional Information dated September 28, 2012 for the Alternative Strategies Portfolios and dated May 1, 2012 for all other Portfolios, as supplemented September 28, 2012 (together the “SAI”), and must be preceded or accompanied by the SAI. The changes within this supplement are effective as of January 1, 2013 and relate to BlackRock Investment Management, LLC serving as the interim manager of the Large-Cap Growth Portfolio under an interim management agreement beginning January 1, 2013 for up to 150 days. Remember to review the SAI for other important information.

ADDITIONAL INVESTMENT POLICIES OF THE PORTFOLIOS

The Large-Cap Growth Portfolio section is replaced with the following:

In addition to the principal investment policies and techniques described in the Prospectus, the Portfolio, as a non-principal investment strategy, may purchase and sell stock index futures, purchase options on stock indexes, and purchase and write options on stock index futures that are based on stock indexes which the Portfolio attempts to track or which tend to move together with stocks included in the index. The Portfolio may also enter into futures contracts which are standardized and traded on a U.S. exchange, board of trade, or similar entity to provide equity exposure to the Portfolio’s cash. The Portfolio may also invest in foreign equity securities if U.S. exchange listed; ADRs; convertible securities; firm commitment agreements; when-issued securities; reverse repurchase agreements; other investment companies, including ETFs; and REITs. The Portfolio may temporarily invest cash balances, maintained for liquidity purposes or pending investment, in short-term high quality debt instruments, including: commercial paper; variable and floating rate securities; repurchase agreements; bank obligations; and U.S. government securities, its agencies and instrumentalities.

The Portfolio may not invest in restricted securities (including private placements).

ORGANIZATION AND MANAGEMENT OF THE FUND

The following replaces footnote 5 in the Investment Advisory Fee Schedules chart for the Large-Cap Growth Portfolio:

5   PLFA has agreed to waive 0.025% of its advisory fee through April 30, 2013. PLFA has also agreed to waive approximately 0.25% of its advisory fee as long as BlackRock Investment Management LLC (“BlackRock”) remains the interim Manager of the Portfolio.

INFORMATION ABOUT THE MANAGERS

In the Sub-Advisory Fee Schedules table, the Large-Cap Growth Portfolio and its fee schedule is removed from the list of UBS portfolios and only the name of the Large-Cap Growth Portfolio and the current footnote appended to the name are added to the list of BlackRock portfolios.

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In the Other Accounts Managed section under the Asset Based Fees table, information with respect to the Large-Cap Growth Portfolio is replaced with the following:

	ASSET BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts
Large-Cap Growth
Christopher Bliss[6]	64	$47,090,000,000	152	$389,100,000,000	106	$262,400,000,000
Edward Corallo[6]	64	$47,090,000,000	165	$394,600,000,000	117	$258,800,000,000
Greg Savage[6]	25	$363,400,000,000	83	$60,850,000,000	4	$123,500,000

[6]	Other Accounts Managed information as of September 30, 2012.

In the Performance Based Fees table, information with respect to the Large-Cap Growth Portfolio is added as follows:

	PERFORMANCE BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts
Large-Cap Growth
Christopher Bliss[2]	None	N/A	1	$988,600,000	None	N/A

[2]	Other Accounts Managed information as of September 30, 2012.

Information regarding the Mid-Cap Equity Portfolio in the Asset Based Fees table of the Other Accounts Managed section of the Fund’s SAI supplement dated September 28, 2012 is deleted and replaced with the following:

	ASSET BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts
Mid-Cap Equity
G. Patrick Dunkerley[5]	1	$1,289,530,471	None	N/A	5	$188,523,307
Derek M. Smashey[5]	1	$1,289,530,471	None	N/A	5	$188,523,307
John A. Indellicate II5	1	$1,289,530,471	None	N/A	5	$188,523,307

[5]	Other Accounts Managed information as of August 31, 2012.

In addition, the following information regarding the Mid-Cap Equity Portfolio is added to the Performance Based Fees table:

	PERFORMANCE BASED FEES
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts	Number of Accounts	Total Assets In the Accounts
Mid-Cap Equity
G. Patrick Dunkerley[3]	None	N/A	1	$107,298,094	None	N/A
Derek M. Smashey[3]	None	N/A	1	$107,298,094	None	N/A
John A. Indellicate II3	None	N/A	1	$107,298,094	None	N/A

[3]	Other Accounts Managed information as of August 31, 2012.

Form No.	15-41419-00
PSFSAI1212

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